Financial Liabilities - Schedule Representing Due Dates of the Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of offsetting of financial liabilities [line items]
Lease debts	$ 79,854
Other financial liabilities	22,384
Financial liabilities	102,238
Trade payables	23,762	$ 24,609
Other current liabilities	13,731	19,127
Total Financial liabilities	139,731	$ 155,032
Less than One Year [member]
Disclosure of offsetting of financial liabilities [line items]
Lease debts	8,329
Other financial liabilities	2,354
Financial liabilities	10,683
Trade payables	23,762
Other current liabilities	13,730
Total Financial liabilities	48,175
One to Five Years [member]
Disclosure of offsetting of financial liabilities [line items]
Lease debts	33,110
Other financial liabilities	19,291
Financial liabilities	52,401
Total Financial liabilities	52,401
More than Five Years [member]
Disclosure of offsetting of financial liabilities [line items]
Lease debts	38,416
Other financial liabilities	739
Financial liabilities	39,155
Total Financial liabilities	$ 39,155